Convertible and Other Notes Payable – Related Party Officer and His Affiliates (Details Textual) - USD ($)									1 Months Ended						3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 15, 2020	Apr. 14, 2020	Sep. 13, 2019	Jul. 04, 2019	Jul. 02, 2019	Jan. 19, 2019	Nov. 13, 2018	Jun. 01, 2018	Dec. 22, 2020	Sep. 30, 2020	Apr. 15, 2020	Jan. 19, 2019	Dec. 30, 2018	Dec. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Notes Payable - Related Parties (Textual)
Convertible note payable, description								The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes were charged to professional fees for each corresponding service month. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note.									There was one non-convertible related party note as of March 31, 2021, which was issued by Howco for $50,000. The note carries a fixed amount of interest of $14,500 and weekly payments of interest and principal of $2,580. The principal balance at March 31, 2021 was $21,571.
Convertible note payable - related party affiliate																			$ 34,000
Principal amount										$ 990,305						$ 990,305	$ 1,008,498	$ 990,305	372,260
Accrued interest																	$ 32,900
Note bears interest							5.00%				10.00%						5.50%
Repayments net advances																	$ 9,000
Interest expense																		1,598,246
Fixed amount of interest																	14,500
Payments of interest																	2,580
Converted or paid in cash long with accrued interest																	142,773
Accrued interest balance																	81,597
Gain on extinguishment of debt																	377,194
Debt premium										12,500						12,500		12,500
Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable	$ 840,000									840,000	$ 840,000					840,000	$ 840,000	840,000
Principal amount	688,444									377,194	$ 688,444					377,194		377,194
Accrued interest	$ 210,409																	$ 221,232
Note bears interest	10.00%																7.00%	7.00%
Note maturity date	Jan. 07, 2022																Jun. 11, 2017	Jun. 11, 2017
Common stock, percentage	50.00%
Loss on debt extinguishment.	$ 688,444
Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable - related party affiliate										99,142					$ 44,727	99,142		$ 99,142	166,995
Accrued interest																31,260		$ 31,260	$ 21,838
Note bears interest																		7.00%
Note maturity date																		Dec. 31, 2017
Repayments net advances																		$ 132,803
Payment of advances																		64,940
CEO [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable			$ 17,000		$ 15,000				$ 50,000
Convertible note payable, description		the Company amended the note first issued to Michael Bannon (the Company’s CEO) on January 19, 2019, in amount of $200,000, with a principal and interest balance of $195,000, and $17,947. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to April 15, 2026. The change in conversion terms has been treated as a debt extinguishment and the new note is considered a stock settled debt under ASC 480, and put premium of $195,000 has been recognized with a charge to loss on debt extinguishment	The note had an original maturity of June 9, 2020, however the note was amended effective September 30, 2020 and the new maturity is May 31, 2022. The note bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion.	The Company’s CEO (“Pike Falls”) for a cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.					a non-convertible promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. During the six months ended March 31, 2021, repayments of principal and interest of $36,200 were made reducing the principal balance to $21,571.		the Company issued a convertible note payable to Michael Bannon (the Company’s CEO) in the principal amount of $69,391, in replacement for the amounts owed to an entity controlled by Mr. Bannon (above) The new note interest rate is 10%, and it matures on January 31, 2022. The new note principal and interest may be converted into the Company’s common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. This issuance is treated as a debt extinguishment of the old note and the new note conversion terms have been treated as stock settled debt under ASC 480, and put premium of $69,391 has been recognized with a charge to interest expense. The principal and accrued interest were $69,391 and $5,332 respectively as of September 30, 2020. At March 31, 2021 the principal was fully paid in cash and $69,391 was recognized as gain on extinguishment of debt. Accrued interest was $6,206 at March 31, 2021.
Principal amount	$ 69,391									69,391	$ 69,391					69,391		69,391
Accrued interest																5,332	$ 2,155	5,332
Promissory note						$ 200,000								$ 400,000
Note bears interest	10.00%	10.00%	10.00%		10.00%	12.00%						12.00%	12.00%	12.00%
Note maturity date	Jan. 31, 2022		Jun. 09, 2020		Jun. 09, 2020	Sep. 23, 2021						Sep. 23, 2021	Jan. 07, 2024	Jan. 07, 2024
Payment of interest and principal						$ 2,500						$ 2,500	$ 5,000	$ 5,000
Common stock, percentage	50.00%	50.00%	50.00%		50.00%
Interest expense	$ 69,391		$ 17,000		$ 15,000				$ 14,500
Converted to common stock																		180,750
Payments of interest		$ 367,500											400,000					76,619
Accrued interest balance																	83,113	$ 76,619
Cash loan												200,000	$ 400,000
Debt premium		367,500
Face value percentage					100.00%
Purchase price percentage					4.00%
Unpaid balance percentage					0.0008%
CEO [Member] | Michael Bannon [Member]
Notes Payable - Related Parties (Textual)
Principal amount																	195,000
Accrued interest																	20,855
CEO [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description																		The note principal and put premium were $15,000, and $15,000, at September 30, 2020 and 2019. Accrued interest was $1,843, at September 30, 2020.
Accrued interest										1,799						1,843	$ 2,152
Note bears interest			10.00%
Common stock, percentage			50.00%
Gain on extinguishment of debt			$ 17,000
Cash loan			17,000
Debt premium			$ 17,000
CEO [Member] | Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description																		The note principal and put premium were $17,000, and $17,000, at September 30, 2020 and 2019. Accrued interest was $1,799, at September 30, 2020.
Accrued interest																1,799
CEO [Member] | Michael Bannon [Member]
Notes Payable - Related Parties (Textual)
Principal amount						195,000				195,000		$ 195,000				195,000		$ 195,000
Accrued interest						$ 17,947									20,855	20,855		20,855
Note bears interest						10.00%
Note maturity date						Apr. 15, 2026
Repayments net advances															14,250			14,250
Common stock, percentage						50.00%
Loss on debt extinguishment.						$ 195,000
Converted to common stock															180,750			180,750
CEO One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable		400,000
Principal amount		367,500								$ 367,500					367,500	367,500		$ 367,500
Accrued interest		$ 76,619													$ 82,177	$ 76,619
Note bears interest		10.00%
Note maturity date		Jan. 07, 2024
Common stock, percentage		50.00%
Loss on debt extinguishment.		$ 367,500